Note 4 - Fair Value of Below Market Time Charters Acquired (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Amortization of fair value of below market time charters acquired	$ 1,160,839
Below Market Time Charters Acquired, Noncurrent	$ 553,531		$ 1,714,370